Mairs & Power Small Cap Fund
Mairs & Power Small Cap Fund
Investment Objective
The objective of the Mairs & Power Small Cap Fund (the Fund) is to seek above-average, long-term appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Mairs & Power Small Cap Fund Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mairs & Power Small Cap Fund Investor Class
Management Fees		0.90%
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		1.18%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, such as money market funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses, which was 0.01% for the fiscal year ended December 31, 2013.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Mairs & Power Small Cap Fund Investor Class	120	375	647	1,423

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.91% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies. For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase come within the non-float adjusted range represented by companies in the S&P SmallCap 600 Index as of December 31 of the preceding year. The S&P SmallCap 600 Index is a widely used benchmark for small cap performance and is rebalanced continuously. As of December 31, 2013, the non-float adjusted market capitalization ranges for the S&P SmallCap 600 Index were approximately $135 million to $4.6 billion.

In selecting securities for the Fund, the Fund’s investment adviser, Mairs and Power, Inc. (the Adviser) gives preference to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. Some emphasis is given to companies generally located in the Upper Midwest region of the United States. The Fund also may invest in common stocks issued by companies with market capitalizations above the non-float adjusted range of the S&P SmallCap 600 Index. The Fund may invest up to 25% of its total assets in securities of foreign issuers which are listed on a United States stock exchange or are represented by American Depositary Receipts (ADRs). The Fund seeks to keep its assets reasonably fully invested, to maintain modest portfolio turnover rates, and to mitigate risk by investing in a diversified portfolio of securities.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions

The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Equity security prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

Fund Management

Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock

Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap Stocks

Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Initial Public Offering (IPO) Risk

This Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which make IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.

Securities of Foreign Issuers and ADRs

There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than United States corporations. In addition, there may be less publicly available information about a foreign company than about a United States domiciled company.

Performance Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows the Fund’s performance over a 2-year period. Both the chart and the table assume that all distributions have been reinvested. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Return as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Highest Quarter	1st Quarter, 2013	15.53%
Lowest Quarter	2nd Quarter, 2013	-1.02%

Average Annual Total Returns
Average Annual Total Returns (For the periods ended December 31, 2013 )
The following table shows how the Fund’s average annual returns before and after taxes for one year and since inception compare to those of the S&P SmallCap 600 Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Returns Mairs & Power Small Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	38.75%	34.53%	Aug. 11, 2011
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	38.22%	34.23%
After Taxes on Distributions and Sales Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	22.37%	27.49%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	41.31%	28.12%	Aug. 11, 2011